LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Schedule of components of long-term obligations

	2016	2015
Accrued royalties	$22,763	$35,451
Other	9,891	8,902
	$32,654	$44,353